Related Party Transactions - Schedule of Related Party Transaction (Details) - Zeecol Limited [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Loans advanced to Coeus Limited	$ 136,036	$ 80,732		$ 22,532
Interest received on loan to Coeus Limited		5,168		440
Total transactions with related parties	136,036	85,901		22,972
Investors Convertible Stock	500,000
Loans advanced - Coeus Limited		108,872		22,972
Total amounts owing from related parties	$ 500,000	$ 108,872		$ 22,972